SCHEDULE OF PROPERTY MANAGEMENT AND SUBLEASING (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Property Management and Subleasing [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Property management ,percentage	100.00%